Fair Value Measurement (Tables)	12 Months Ended
May 31, 2020
Fair Value Disclosures [Abstract]
Schedule of Available-for-Sale Securities Recorded in Long Term Investments Measured and Recorded at Fair Value on Recurring Basis

As of May 31, 2018
	Quoted Prices in	Significant Other	Significant
	Active Market for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	Level 1	Level 2	Level 3	Total
	US$	US$	US$	US$
Long-term investments:
Available-for-sale investments	153,294	98,504	133,897	385,695

	As of May 31, 2019
	Quoted Prices in	Significant Other	Significant
	Active Market for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	Level 1	Level 2	Level 3	Total
	US$	US$	US$	US$
Long-term investments:
Equity securities with readily determinable fair values	47,841	—	—	47,841
Available-for-sale investments	—	78,879	145,881	224,760
Contingent consideration payable (Note 3)	—	—	15,150	15,150

Total	47,841	78,879	161,031	287,751

	As of May 31, 2020
	Quoted Prices in	Significant Other	Significant
	Active Market for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	Level 1	Level 2	Level 3	Total
	US$	US$	US$	US$
Long-term investments:
Equity securities with readily determinable fair values	27,696	—	—	27,696
Available-for-sale investments	—	41,889	159,926	201,815

Total	27,696	41,889	159,926	229,511

Reconciliation of the fair value measurements of assets and liabilities using significant unobservable inputs
The following table provides additional information about the reconciliation of the fair value measurements of assets and liabilities using significant unobservable inputs (level 3).

Level 3
investments
US$
Balance as of June 1 , 2017	123,029
Transfer to level 1 fair value measurements	(32,644)
Unrealized gain	43,512

Balance as of May 31, 2018	133,897
Initial recognition	45,989
Unrealized loss	(18,855)

Balance as of May 31, 2019	161,031
Initial recognition	10,000
Transfer from level 2	11,534
Transfer to level 2	(5,713)
Unrealized loss	(16,926)

Balance as of May 31, 2020	159,926